Related party balances and transactions (Basic information of related parties) (Detail)	12 Months Ended
Dec. 31, 2020
Huaneng Group
Disclosure of transactions between related parties [line items]
Nature of relationship	Ultimate parent company
HIPDC [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Parent company
Yantai Gangneng Bulk Cargo Terminal Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Huaneng Anyang Thermal Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Huaneng (Zhangzhou, Fujian) Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Huaneng (Tianjin) Coal Gasification Power Generation Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Tiancheng Financial Leasing
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Shidao Bay Nuclear Power Development Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Xiapu Nuclear Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Finance
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Changjiang Environmental Protection Technology Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Shanghai Leading Energy Shipping Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Supply Chain Platform Technology Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Associates of the Company and also subsidiaries of Huaneng Group
Huaneng Group Fuel Company and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Associates of the Company and also subsidiaries of Huaneng Group
Jilin Zhanyu Wind Power Asset Management Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Chongqing Huaneng Lime Company Limited [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Hainan Nuclear [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Yangquan Coal Industry Group Huaneng Coal Power Investment Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Shanghai Time Shipping [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Jiangsu Nantong Power [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Suzhou Sugao Renewables Service Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Huaneng Yingkou Port Limited Liability Company [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Jiangyin Chengdongnan Thermal Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Luyi Power [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Beijing Changping Huaneng Training Center [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
North United Power Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Shandong Electric Power Trading Center
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Shandong Lu Xin Energy Investment Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Huaneng Hulunbuir Energy Development Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Tendering Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Ningxia Energy Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Renewables Corporation Limited and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Songyuan Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Nuclear Power Development Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Lancangjiang Hydropower Co., Inc. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Coal Business Sector Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Gansu Energy Development Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Baishan Coal Gangue Power Generation Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Carbon Assets Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Qinghai Power Generation Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Property Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Energy & Communications Holdings Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Tibet Yarlung Zangbo River Hydropower Development & Investment Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Xinjiang Energy Development Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Capital Services and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Shaanxi Power Generation Limited and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Group Technology Innovation Center [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Alltrust Insurance Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Xi'an Thermal and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Great Wall Securities Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Jining Huayuan Thermal Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Huaneng Group Clean Energy Technology Research Institute Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
China Hua Neng Group Hong Kong Limited
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Hainan Industry Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Integrated Industries Management Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huangtai #8 Power Plant
Disclosure of transactions between related parties [line items]
Nature of relationship	An investee with significant influence
Other government-related enterprises [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Related parties of the Company